CONVERTIBLE LOAN	12 Months Ended
Mar. 31, 2014
CONVERTIBLE LOAN
CONVERTIBLE LOAN

12.                               CONVERTIBLE LOAN

In May 2012, the Company signed a convertible loan agreement with amount of $2,000 with an unrelated third party, with annual interest rate of 8% and the maturity date of December 31, 2012. On or prior to the maturity date, the lender has the option to extend the maturity date of the convertible loan to June 30, 2013, and also has the option but not the obligation to convert the loan into common shares of the Company. As of March 31, 2013, the loan has not been repaid or converted because no notice from the lender was received by the Company. In June 2013, the Group repaid the convertible loan and accrued interests amounted to $2,300 in full pursuant to an agreement with the lender.